Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Selling and Marketing Expense [Abstract]
Schedule of selling expenses

	Year ended December 31,
	2019	2018	2017
Salaries and social welfare	$761,774	$1,765,019	$805,048
Travelling expenses	34,244	170,931	150,648
Service fee	12,369	41,437	84,445
Advertising & promotion	19,811	56,259	76,592
Entertainment fee	4,848	42,656	35,438
Office expense	-	1,960	7,302
Others	2,224	4,567	10,905
Total Selling expenses	$835,270	$2,082,829	$1,170,378